FINANCIAL INSTRUMENTS - Fair value measurement recognized in the consolidated statement of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Contingent Consideration
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ 23,905	$ 23,314
Contingent Consideration | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Contingent Consideration | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Contingent Consideration | Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	23,905	23,314
Put Option on Minority Interest
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	2,797	4,388
Put Option on Minority Interest | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Put Option on Minority Interest | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Put Option on Minority Interest | Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	2,797	4,388
Mutual funds
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	7,620	9,355
Mutual funds | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Mutual funds | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	7,620	9,355
Mutual funds | Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
LEBAC's
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	527
LEBAC's | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0
LEBAC's | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	527
LEBAC's | Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0
Forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	73
Forward contract | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0
Forward contract | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	73
Forward contract | Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0
Call Options on Minority Interest
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	455	319
Call Options on Minority Interest | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Call Options on Minority Interest | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Call Options on Minority Interest | Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	455	$ 319
Convertible Notes
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	100
Convertible Notes | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0
Convertible Notes | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	100
Convertible Notes | Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	$ 0